Statements of Condensed Consolidated Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock ($0.01 par)	Additional Paid-In Capital	Accumulated (Deficit) Earnings
Balance at Dec. 31, 2010	$ 36,563	$ 392	$ 45,223	$ (9,052)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital Contributions, net	7,900	14	7,886
Issuance of warrants	3,294		3,294
Consolidated net income	(936)			(936)
Balance at Dec. 31, 2011	46,821	406	56,403	(9,988)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital Contributions, net	100,182	192	99,990
Return of Capital	(800)	(1)	(799)
Conversion of related-party notes payable	11,332	25	11,307
Consolidated net income	(19,344)			(19,344)
Balance at Dec. 31, 2012	138,191	622	166,901	(29,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital Contributions, net	197,990	258	197,732	0
Consolidated net income	12,811	0	0	12,811
Balance at Jun. 30, 2013	348,992	880	364,633	(16,521)
Balance at Dec. 31, 2012	138,191	622	166,901	(29,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital Contributions, net	196,232	258	195,974
Consolidated net income	(35,776)			(35,776)
Balance at Dec. 31, 2013	298,647	880	362,875	(65,108)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares of common stock sold in initial public offering, net of offering costs	593,420	300	593,120	0
Shares of common stock issued in purchase of Marcellus joint venture	222,000	95	221,905	0
Conversion of restricted units into shares of common stock at IPO	36,306	0	36,306	0
Conversion of convertible debentures into shares of common stock after IPO	6,605	6	6,599	0
Conversion of warrants into shares of common stock after IPO	948	6	942	0
Incentive unit compensation	75,276	0	75,276	0
Stock compensation	1,216	0	1,216	0
Tax impact of initial public offering and corporate reorganization	(164,504)	0	(164,504)	0
Consolidated net income	121,538	0	0	121,538
Balance at Jun. 30, 2014	$ 1,191,452	$ 1,287	$ 1,133,735	$ 56,430